Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	Brooge Energy Ltd
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	109,587,754
Amendment Flag	false
Entity Central Index Key	0001774983
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39171
Entity Incorporation, State or Country Code	E9
Entity Interactive Data Current	Yes
Document Fiscal Period Focus	FY